BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Estimated Useful Life Of Property and Equipment
Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years
Equipment under capitalized lease	Over life of lease

Basic and diluted net income/(loss) per share
The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net income/(loss) per share.

	Year Ended December 31,
	2015	2014

Numerator:
Net income/(loss)	$(11,507,963)	$7,770,767

Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share	20,408,616	20,381,554

Effect of dilutive securities:

Warrants to purchase common stock	-	4,428,441

Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share	20,408,616	24,809,995

Potentially Dilutive Securities	As of December 31, 2015 and 2014, potentially dilutive securities include:
	Year Ended December 31,
	2015	2014

Warrants to purchase common stock	4,455,231	4,455,231